17 Equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands								1 Months Ended	12 Months Ended
	Jun. 18, 2019	Mar. 29, 2019	Mar. 12, 2019	Mar. 08, 2019	Dec. 04, 2018	Aug. 31, 2018	Apr. 26, 2018	Jun. 30, 2019	Dec. 31, 2019	Jun. 13, 2019	Dec. 31, 2018	Dec. 31, 2017
Share capital									R$ 17		R$ 315,000	R$ 66,485
Total number of shares									89,744,275		1,443,541
Additional paid-in capital									R$ 1,931,047		R$ 125,014
Capital increase with earnings reserves											R$ 80,541
Renounce of dividends for prior years				R$ 4,107
Cancellation of dividend				R$ 4,107
Dividend payables										R$ 38,000
Uniao Educacional do Planalto Central S.A. ("UEPC") [Member]
Proceeds from issue of ordinary shares	R$ 36,358
Class A Ordinary Shares [Member]
Total number of shares									31,814,690
Class B Ordinary Shares [Member]
Total number of shares									57,929,585
Ordinary Shares [Member]
Total number of shares					137,298		124,994				1,411,895	1,149,603
Proceeds from issue of ordinary shares					R$ 99,999		R$ 55,000
Ordinary Shares [Member] | Nicolau Carvalho Esteves [Member]
Repurchase of ordinary shares			160,000
Acquisition price			R$ 206.25
Acquisitions held by shareholders			R$ 33,001
Ordinary Shares [Member] | BR Health Participacoes S.A. ("BR Health") [Member]
Proceeds from issue of ordinary shares			R$ 150,000
Number of shares in entity held by entity or by its subsidiaries or associates			156,337	37,200
Par value per share				R$ 0.01
Ordinary Shares [Member] | BR Health Participacoes S.A. ("BR Health") And Guardaya Empreendimentos and Participacoes S.A. ("Guardaya") [Member]
Proceeds from issue of ordinary shares		R$ 122,062
Additional paid-in capital		R$ 137,051
Number of shares in entity held by entity or by its subsidiaries or associates		378,696
Ordinary Shares [Member] | FASA, IESP And Univaco [Member]
Proceeds from issue of ordinary shares								R$ 24,310
Number of shares in entity held by entity or by its subsidiaries or associates								157,202
Ordinary Shares [Member] | Uniao Educacional do Planalto Central S.A. ("UEPC") [Member]
Proceeds from issue of ordinary shares	R$ 24,458
Number of shares in entity held by entity or by its subsidiaries or associates	27,211
Percentage of acquisition interest rate	15.00%
Class A Preferred Shares [Member]
Total number of shares							26,523				26,523
Description of ratio of convertible shares									Convertible into common shares at the ratio of 1 preferred share for 17.7 common shares in the situations described in the Shareholders Agreement.
Proceeds from issue of preference shares							R$ 11,670
Class B Preferred Shares [Member]
Total number of shares						5,123					5,123
Description of ratio of convertible shares									Class B preferred shares were convertible into common shares at the ratio of 1 Class B preferred share for 1 common share, in certain situations.
Proceeds from issue of preference shares						R$ 1,304